Vanguard Value Index Fund

Schedule of Investments (unaudited)
As of September 30, 2019

		Market
		Value
	Shares	($000)
Common Stocks (99.7%)1
Basic Materials (2.4%)
DuPont de Nemours Inc.	4,752,609	338,909
Air Products & Chemicals Inc.	1,404,023	311,496
Dow Inc.	4,748,039	226,244
Newmont Goldcorp Corp.	5,224,014	198,095
PPG Industries Inc.	1,505,547	178,422
LyondellBasell Industries NV Class A	1,602,134	143,343
International Paper Co.	2,503,003	104,676
Nucor Corp.	1,931,559	98,336
Celanese Corp. Class A	788,439	96,418
Freeport-McMoRan Inc.	8,782,196	84,046
Avery Dennison Corp.	536,440	60,923
Eastman Chemical Co.	785,587	58,000
Mosaic Co.	2,212,756	45,361
Reliance Steel & Aluminum Co.	201,732	20,105
Westlake Chemical Corp.	245,167	16,063
		1,980,437
Consumer Goods (11.7%)
Procter & Gamble Co.	15,945,743	1,983,331
Coca-Cola Co.	24,520,371	1,334,889
PepsiCo Inc.	8,908,571	1,221,365
Philip Morris International Inc.	9,906,330	752,188
Mondelez International Inc. Class A	9,188,783	508,323
Altria Group Inc.	11,902,660	486,819
Kimberly-Clark Corp.	2,192,676	311,470
General Motors Co.	8,187,131	306,854
Ford Motor Co.	24,970,047	228,726
General Mills Inc.	3,845,093	211,942
VF Corp.	2,029,599	180,614
Tyson Foods Inc. Class A	1,877,551	161,732
Archer-Daniels-Midland Co.	3,548,820	145,750
Aptiv plc	1,632,346	142,700
Corteva Inc.	4,771,140	133,592
Kraft Heinz Co.	3,886,629	108,573
Kellogg Co.	1,627,744	104,745
Conagra Brands Inc.	3,100,385	95,120
Hasbro Inc.	763,878	90,665
Genuine Parts Co.	884,215	88,059
JM Smucker Co.	690,326	75,950
Garmin Ltd.	847,881	71,807
Molson Coors Brewing Co. Class B	1,125,243	64,701
Whirlpool Corp.	404,781	64,101
Clorox Co.	400,609	60,840
PulteGroup Inc.	1,659,803	60,666
DR Horton Inc.	1,119,331	59,000
Campbell Soup Co.	1,247,195	58,518
Lennar Corp. Class A	931,859	52,044
^ Keurig Dr Pepper Inc.	1,792,613	48,974
Bunge Ltd.	856,827	48,514

	BorgWarner Inc.	1,315,819	48,264
	Tapestry Inc.	1,827,664	47,611
	Lear Corp.	388,966	45,859
*	Mohawk Industries Inc.	367,798	45,633
	Newell Brands Inc.	2,427,911	45,450
	PVH Corp.	477,315	42,113
	Hormel Foods Corp.	850,355	37,186
	Ralph Lauren Corp. Class A	313,802	29,959
	Fortune Brands Home & Security Inc.	445,447	24,366
	Coty Inc. Class A	1,922,047	20,201
^,* Levi Strauss & Co. Class A		255,239	4,860
	Lennar Corp. Class B	14,996	665
			9,654,739
Consumer Services (8.5%)
	Walt Disney Co.	11,470,360	1,494,817
	Walmart Inc.	9,094,582	1,079,345
	CVS Health Corp.	8,286,176	522,609
	Target Corp.	3,257,999	348,313
	Walgreens Boots Alliance Inc.	4,891,343	270,540
	Sysco Corp.	3,106,244	246,636
	Delta Air Lines Inc.	3,728,549	214,764
	eBay Inc.	5,077,292	197,913
	Southwest Airlines Co.	3,080,263	166,365
	McKesson Corp.	1,178,180	161,010
	Las Vegas Sands Corp.	2,452,362	141,648
	Kroger Co.	5,089,623	131,211
*	United Airlines Holdings Inc.	1,391,525	123,025
	Royal Caribbean Cruises Ltd.	1,067,463	115,638
	Carnival Corp.	2,518,354	110,077
	Omnicom Group Inc.	1,386,157	108,536
	Best Buy Co. Inc.	1,446,275	99,779
*	Liberty Broadband Corp.	921,635	96,468
*	CarMax Inc.	1,055,078	92,847
	Darden Restaurants Inc.	782,544	92,512
	CBS Corp. Class B	2,125,260	85,797
	AmerisourceBergen Corp. Class A	995,525	81,962
	Fox Corp. Class A	2,283,460	72,009
	Advance Auto Parts Inc.	432,131	71,474
*	Norwegian Cruise Line Holdings Ltd.	1,373,746	71,119
	American Airlines Group Inc.	2,553,331	68,863
	Aramark	1,573,188	68,560
	Viacom Inc. Class B	2,315,575	55,643
*	Discovery Communications Inc.	2,246,400	55,306
	Interpublic Group of Cos. Inc.	2,467,613	53,202
	Kohl's Corp.	1,032,360	51,267
	Alaska Air Group Inc.	785,429	50,982
*	DISH Network Corp. Class A	1,459,318	49,719
	Nielsen Holdings plc	2,266,098	48,155
	News Corp. Class A	3,214,752	44,749
*	Liberty Media Corp-Liberty SiriusXM Class C	966,526	40,555
	MGM Resorts International	1,412,061	39,142
	Tiffany & Co.	365,622	33,868
	Fox Corp. Class B	993,268	31,328
*	Discovery Communications Inc. Class A	966,551	25,739
*	Liberty Media Corp-Liberty SiriusXM Class A	537,316	22,336
*	Liberty Broadband Corp. Class A	162,558	16,991
	Hyatt Hotels Corp. Class A	228,361	16,823

Gap Inc.	904,330	15,699
Macy's Inc.	985,371	15,313
L Brands Inc.	749,265	14,678
CBS Corp. Class A	33,581	1,456
News Corp. Class B	18,801	269
Viacom Inc. Class A	5,457	143
		7,017,200
Financials (23.2%)
* Berkshire Hathaway Inc. Class B	12,443,572	2,588,512
JPMorgan Chase & Co.	19,354,758	2,277,861
Bank of America Corp.	53,379,301	1,557,074
Wells Fargo & Co.	25,267,100	1,274,473
Citigroup Inc.	14,394,261	994,356
US Bancorp	9,036,596	500,085
CME Group Inc.	2,281,619	482,197
American Express Co.	3,964,849	468,962
Goldman Sachs Group Inc.	2,176,549	451,046
Chubb Ltd.	2,468,339	398,489
PNC Financial Services Group Inc.	2,553,372	357,881
Morgan Stanley	7,899,122	337,056
American International Group Inc.	5,542,688	308,728
BlackRock Inc.	689,444	307,244
Progressive Corp.	3,725,087	287,763
Capital One Financial Corp.	2,996,822	272,651
BB&T Corp.	4,881,652	260,534
Aflac Inc.	4,717,552	246,822
Bank of New York Mellon Corp.	5,405,834	244,398
Travelers Cos. Inc.	1,576,139	234,356
Prudential Financial Inc.	2,561,445	230,402
Allstate Corp.	1,992,828	216,581
MetLife Inc.	4,475,129	211,047
Equity Residential	2,363,144	203,845
SunTrust Banks Inc.	2,828,590	194,607
Ventas Inc.	2,373,955	173,370
Discover Financial Services	2,027,787	164,433
Hartford Financial Services Group Inc.	2,303,902	139,639
Synchrony Financial	4,016,044	136,907
State Street Corp.	2,255,246	133,488
Weyerhaeuser Co.	4,746,383	131,475
M&T Bank Corp.	809,094	127,813
Fifth Third Bancorp	4,654,321	127,435
Ameriprise Financial Inc.	833,901	122,667
Northern Trust Corp.	1,300,805	121,391
Welltower Inc.	1,291,219	117,049
Cincinnati Financial Corp.	988,649	115,346
KeyCorp	6,392,250	114,038
HCP Inc.	3,126,268	111,389
* Arch Capital Group Ltd.	2,451,432	102,911
Principal Financial Group Inc.	1,776,344	101,500
Citizens Financial Group Inc.	2,848,709	100,759
Regions Financial Corp.	6,357,336	100,573
WP Carey Inc.	1,088,238	97,397
Huntington Bancshares Inc.	6,612,453	94,360
KKR & Co. Inc. Class A	3,302,725	88,678
Loews Corp.	1,637,799	84,314
Ally Financial Inc.	2,487,699	82,492
Annaly Capital Management Inc.	9,277,174	81,639

Host Hotels & Resorts Inc.	4,650,925	80,414
Duke Realty Corp.	2,303,232	78,241
Lincoln National Corp.	1,275,574	76,943
Fidelity National Financial Inc.	1,661,015	73,766
Nasdaq Inc.	734,580	72,980
* Alleghany Corp.	87,350	69,684
Everest Re Group Ltd.	259,588	69,074
VEREIT Inc.	6,723,724	65,758
Raymond James Financial Inc.	795,721	65,615
Reinsurance Group of America Inc. Class A	399,926	63,940
WR Berkley Corp.	875,375	63,228
Comerica Inc.	951,658	62,800
Western Union Co.	2,700,853	62,579
* Globe Life Inc.	625,660	59,913
AGNC Investment Corp.	3,493,315	56,207
Kimco Realty Corp.	2,554,969	53,348
Franklin Resources Inc.	1,765,157	50,942
Zions Bancorp NA	1,127,523	50,197
Voya Financial Inc.	894,540	48,699
SL Green Realty Corp.	525,188	42,934
AXA Equitable Holdings Inc.	1,878,003	41,617
Invesco Ltd.	2,394,974	40,571
* Athene Holding Ltd. Class A	926,287	38,960
Vornado Realty Trust	546,004	34,764
Camden Property Trust	308,553	34,252
Jones Lang LaSalle Inc.	164,188	22,832
People's United Financial Inc.	1,271,714	19,883
Unum Group	599,005	17,802
* Berkshire Hathaway Inc. Class A	14	4,366
		19,200,342
Health Care (16.7%)
Johnson & Johnson	16,815,709	2,175,616
Merck & Co. Inc.	16,313,704	1,373,288
UnitedHealth Group Inc.	6,038,243	1,312,231
Pfizer Inc.	35,241,582	1,266,230
Abbott Laboratories	11,261,063	942,213
Medtronic plc	8,545,102	928,169
Amgen Inc.	3,821,127	739,426
AbbVie Inc.	9,413,769	712,811
Eli Lilly & Co.	5,536,236	619,117
Gilead Sciences Inc.	8,069,294	511,432
Anthem Inc.	1,629,967	391,355
Cigna Corp.	2,406,017	365,209
Allergan plc	1,985,690	334,172
* Biogen Inc.	1,174,461	273,438
Bristol-Myers Squibb Co.	5,204,074	263,899
Humana Inc.	860,724	220,061
HCA Healthcare Inc.	1,738,081	209,300
Zimmer Biomet Holdings Inc.	1,308,157	179,571
Baxter International Inc.	1,626,403	142,261
* Laboratory Corp. of America Holdings	622,511	104,582
Quest Diagnostics Inc.	858,044	91,836
Cardinal Health Inc.	1,899,528	89,639
* Hologic Inc.	1,703,115	85,990
Dentsply Sirona Inc.	1,428,455	76,151
Universal Health Services Inc. Class B	491,703	73,141
* Mylan NV	3,286,878	65,014

*	Elanco Animal Health Inc.	2,376,568	63,193
*	Henry Schein Inc.	944,643	59,985
	Perrigo Co. plc	823,473	46,024
*	DaVita Inc.	661,040	37,726
			13,753,080
Industrials (11.0%)
	Honeywell International Inc.	4,584,482	775,694
	United Technologies Corp.	5,497,576	750,529
	3M Co.	3,662,919	602,184
	General Electric Co.	55,604,916	497,108
	Caterpillar Inc.	3,584,627	452,774
	Northrop Grumman Corp.	970,429	363,707
	Raytheon Co.	1,774,710	348,180
	Deere & Co.	2,019,742	340,690
	CSX Corp.	4,831,426	334,673
	Waste Management Inc.	2,703,071	310,853
	Norfolk Southern Corp.	1,678,337	301,530
	Danaher Corp.	2,056,838	297,069
	General Dynamics Corp.	1,564,321	285,848
	Emerson Electric Co.	3,919,189	262,037
	Johnson Controls International plc	5,069,928	222,519
	Eaton Corp. plc	2,676,103	222,518
	FedEx Corp.	1,495,930	217,763
	TE Connectivity Ltd.	2,140,432	199,445
	Ingersoll-Rand plc	1,539,221	189,647
	Cummins Inc.	1,005,331	163,537
	Willis Towers Watson plc	821,912	158,604
	PACCAR Inc.	2,206,931	154,507
	Parker-Hannifin Corp.	818,366	147,805
	Illinois Tool Works Inc.	927,468	145,140
	Stanley Black & Decker Inc.	966,827	139,620
	Republic Services Inc. Class A	1,328,420	114,975
	Dover Corp.	926,642	92,257
	WW Grainger Inc.	295,537	87,819
	Jacobs Engineering Group Inc.	863,363	78,998
	Ball Corp.	1,059,189	77,120
	CH Robinson Worldwide Inc.	861,973	73,078
	Textron Inc.	1,466,268	71,789
	Arconic Inc.	2,523,901	65,621
	Packaging Corp. of America	602,700	63,947
*	United Rentals Inc.	491,350	61,242
	Westrock Co.	1,639,675	59,766
*	Crown Holdings Inc.	863,549	57,046
	Snap-on Inc.	351,765	55,065
	Huntington Ingalls Industries Inc.	250,199	52,990
*	Sensata Technologies Holding plc	1,025,932	51,358
	Xerox Holdings Corp.	1,191,507	35,638
	Hubbell Inc. Class B	173,335	22,776
	Sealed Air Corp.	492,976	20,463
	Pentair plc	536,075	20,264
	Alliance Data Systems Corp.	132,135	16,931
^	ADT Inc.	123,490	774
			9,063,898
Oil & Gas (7.3%)
	Exxon Mobil Corp.	26,958,718	1,903,555
	Chevron Corp.	12,095,944	1,434,579

ConocoPhillips	7,073,555	403,051
Schlumberger Ltd.	8,811,897	301,103
Phillips 66	2,857,956	292,655
Marathon Petroleum Corp.	4,194,549	254,819
Occidental Petroleum Corp.	5,695,313	253,271
Kinder Morgan Inc.	12,260,376	252,686
Valero Energy Corp.	2,640,405	225,068
Williams Cos. Inc.	7,722,406	185,801
Halliburton Co.	5,023,274	94,689
Baker Hughes a GE Co. Class A	4,022,820	93,329
Marathon Oil Corp.	5,123,180	62,861
Devon Energy Corp.	2,446,707	58,868
OGE Energy Corp.	1,275,295	57,873
Hess Corp.	874,199	52,872
National Oilwell Varco Inc.	2,458,744	52,125
HollyFrontier Corp.	943,810	50,626
Apache Corp.	1,196,071	30,619
		6,060,450
Other (0.0%)2
*,§ American International Group Inc. Warrants Exp. 01/19/2021	41,903	—

Technology (7.9%)
Intel Corp.	28,226,376	1,454,505
Cisco Systems Inc.	27,274,938	1,347,655
International Business Machines Corp.	5,644,407	820,810
Oracle Corp.	13,815,828	760,285
QUALCOMM Inc.	7,745,618	590,836
Cognizant Technology Solutions Corp. Class A	3,516,642	211,930
HP Inc.	9,597,480	181,584
Corning Inc.	4,975,331	141,896
Hewlett Packard Enterprise Co.	8,347,166	126,627
CDW Corp.	922,061	113,635
Western Digital Corp.	1,791,671	106,855
Marvell Technology Group Ltd.	4,001,013	99,905
Motorola Solutions Inc.	527,424	89,878
Symantec Corp.	3,544,307	83,752
Seagate Technology plc	1,542,802	82,987
NetApp Inc.	1,515,965	79,603
* Qorvo Inc.	750,469	55,640
Juniper Networks Inc.	2,203,358	54,533
* Dell Technologies Inc.	992,538	51,473
* F5 Networks Inc.	191,293	26,861
DXC Technology Co.	835,746	24,655
L3Harris Technologies Inc.	3	1
		6,505,906
Telecommunications (4.2%)
AT&T Inc.	46,557,000	1,761,717
Verizon Communications Inc.	26,351,323	1,590,566
CenturyLink Inc.	6,948,855	86,722
* Sprint Corp.	3,912,045	24,137
		3,463,142
Utilities (6.8%)
NextEra Energy Inc.	3,113,393	725,389
Duke Energy Corp.	4,638,542	444,651
Southern Co.	6,879,232	424,930
Dominion Energy Inc.	5,236,691	424,382

Exelon Corp.	6,180,132	298,562
American Electric Power Co. Inc.	3,146,283	294,775
Sempra Energy	1,748,464	258,091
Xcel Energy Inc.	3,281,430	212,932
Public Service Enterprise Group Inc.	3,221,698	200,003
Consolidated Edison Inc.	2,116,326	199,929
WEC Energy Group Inc.	2,009,840	191,136
Eversource Energy	2,061,829	176,225
Edison International	2,254,297	170,019
FirstEnergy Corp.	3,390,192	163,509
DTE Energy Co.	1,167,926	155,288
Entergy Corp.	1,266,754	148,666
PPL Corp.	4,599,110	144,826
American Water Works Co. Inc.	1,151,034	142,993
Ameren Corp.	1,614,171	129,214
CMS Energy Corp.	1,808,137	115,630
Evergy Inc.	1,500,451	99,870
CenterPoint Energy Inc.	3,193,248	96,372
Alliant Energy Corp.	1,513,293	81,612
NiSource Inc.	2,378,795	71,174
Pinnacle West Capital Corp.	715,509	69,455
AES Corp.	4,229,768	69,114
Vistra Energy Corp.	2,506,219	66,991
Avangrid Inc.	393,727	20,572
* PG&E Corp.	1,688,300	16,883
		5,613,193
Total Common Stocks (Cost $66,456,803)		82,312,387

		Coupon
Temporary Cash Investments (0.2%)1
Money Market Fund (0.2%)
3,4 Vanguard Market Liquidity Fund		2.098%		1,119,853	111,996

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
	United States Treasury Bill	2.157%	11/7/19	4,000	3,993
5	United States Treasury Bill	2.135%	11/14/19	9,000	8,980
5	United States Treasury Bill	1.946%–2.275%	11/29/19	7,150	7,129
	United States Treasury Bill	1.817%	1/30/20	310	308
					20,410
Total Temporary Cash Investments (Cost $132,396)					132,406
Total Investments (99.9%) (Cost $66,589,199)					82,444,793
Other Assets and Liabilities-Net (0.1%)4					96,647
Net Assets (100%)					82,541,440
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $12,424,000.

* Non-income-producing security.
§ Security value determined using significant unobservable inputs.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.1%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund's benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

4 Includes $12,931,000 of collateral received for securities on loan.
5 Securities with a value of $8,725,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2019	1,551	230,983	(1,328)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Value Index Fund

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
September 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	82,312,387	—	—
Temporary Cash Investments	111,996	20,410	—
Futures Contracts—Assets[1]	997	—	—
Total	82,425,380	20,410	—
1 Represents variation margin on the last day of the reporting period.